Financial Instruments with Off-Balance Sheet Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Financial Instruments with Off-Balance-Sheet Risk
Binding loan commitments total amount	$ 280,000		$ 629,550
Other liabilities allowance for credit losses	451,704	$ 451,704
Junior subordinated debentures	12,887,000		$ 12,887,000
Allowance for credit losses for OBS credit exposures	806,172
Payment obligations	12,500,000
External financing	$ 12,500,000